Revenue Recognition	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 4: Revenue Recognition
Disaggregated Revenues
Presented in the table below are operating revenues disaggregated for the year ended December 31, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,557	$—	$2,557
Commercial	981	—	981
Fire service	189	—	189
Industrial	195	—	195
Public and other	311	—	311

Total water services	4,233	—	4,233
Wastewater services:
Residential	287	—	287
Commercial	86	—	86
Industrial	10	—	10
Public and other	39	—	39

Total wastewater services	422	—	422
Miscellaneous utility charges	49	—	49
Alternative revenue programs	—	12	12
Lease contract revenue	—	7	7

Total Regulated Businesses	4,704	19	4,723

Other	417	—	417

Total operating revenues	$5,121	$19	$5,140

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the year ended December 31, 2024:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,344	$5	$2,349
Commercial	881	4	885
Fire service	164	—	164
Industrial	182	2	184
Public and other	291	—	291

Total water services	3,862	11	3,873
Wastewater services:
Residential	243	2	245
Commercial	70	—	70
Industrial	12	—	12
Public and other	36	—	36

Total wastewater services	361	2	363
Miscellaneous utility charges	42	—	42
Alternative revenue programs	—	10	10
Lease contract revenue	—	8	8
Total Regulated Businesses	4,265	31	4,296

Other	388	—	388

Total operating revenues	$4,653	$31	$4,684

(a)
Includes revenues associated with provisional rates, alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the year ended December 31, 2023:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$2,143	$—	$2,143
Commercial	798	—	798
Fire service	158	—	158
Industrial	167	—	167
Public and other	274	—	274

Total water services	3,540	—	3,540
Wastewater services:
Residential	228	—	228
Commercial	62	—	62
Industrial	8	—	8
Public and other	29	—	29

Total wastewater services	327	—	327
Miscellaneous utility charges	35	—	35
Alternative revenue programs	—	10	10
Lease contract revenue	—	8	8

Total Regulated Businesses	3,902	18	3,920

Other	315	(1)	314

Total operating revenues	$4,217	$17	$4,234

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.
Contract Balances
Contract assets and contract liabilities are the result of timing differences between revenue recognition, billings and cash collections. In MSG, certain contracts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Contract assets are recorded when billing occurs subsequent to revenue recognition and are reclassified to accounts receivable when billed and the right to consideration becomes unconditional. Contract liabilities are recorded when the Company receives advances from customers prior to satisfying contractual performance obligations, particularly for construction contracts, and are recognized as revenue when the associated performance obligations are satisfied.
Contract assets of $171 million, $84 million and $95 million are included in unbilled revenues on the Consolidated Balance Sheets as of December 31, 2025, 2024 and 2023, respectively. Also, contract assets of $5 million and $39 million are included in other long-term assets on the Consolidated Balance Sheets as of December 31, 2025 and 2024, respectively, and there were no contract assets in other long-term assets on the Consolidated Balance Sheets as of December 31, 2023. There were $175 million of contract assets added during 2025, and $122 million of contract assets were transferred to accounts receivable during 2025. There were $114 million of contract assets added during 2024, and $86 million of contract assets were transferred to accounts receivable during 2024.
Contract liabilities of $19 million, $40 million and $63 million are included in other current liabilities on the Consolidated Balance Sheets as of December 31, 2025, 2024 and 2023, respectively. Also, contract liabilities of

$19 million and $14 million are included in other long-term liabilities on the Consolidated Balance Sheets as of December 31, 2025 and 2024, respectively, and there were no contract liabilities in other long-term liabilities on the Consolidated Balance Sheets as of December 31, 2023. There were $88 million of contract liabilities added during 2025, and $104 million of contract liabilities were recognized as revenue during 2025. There were $83 million of contract liabilities added during 2024, and $92 million of contract liabilities were recognized as revenue during 2024.
Remaining Performance Obligations
Remaining performance obligations (“RPOs”) represent revenues the Company expects to recognize in the future from contracts that are in progress. The Company enters into agreements for the provision of services to water and wastewater facilities for the U.S. military, municipalities and other customers. As of December 31, 2025, the Company’s O&M and capital improvement contracts have RPOs. Contracts with the U.S. government for work on military installations expire between 2051 and 2073 and have RPOs of $7.4 billion as of December 31, 2025, as measured by estimated remaining contract revenue. Such contracts are subject to customary termination provisions held by the U.S. government, prior to the agreed-upon contract expiration. Contracts with municipalities and commercial customers expire between 2031 and 2038 and have RPOs of $508 million as of December 31, 2025, as measured by estimated remaining contract revenue.